Principal subsidiaries (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Assets	£ 876,672	£ 877,700
Liabilities	826,057	829,989
Balances with banks and other regulatory authorities	4,505	4,716
Barclays Bank Group [member]
Disclosure of subsidiaries [line items]
Assets	876,672	877,700
Liabilities	826,057	829,989
Balances with banks and other regulatory authorities	4,505	4,717
Barclays Bank Group [member] | Cost [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	16,606	15,452
Barclays Bank Group [member] | Impairment allowance [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	501	494
Principal Subsidiary companies [member] | Barclays Bank Group [member]
Disclosure of subsidiaries [line items]
Assets	285	246
Liabilities	£ 307	£ 265